Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2013-5

Class A-1 .25000% Asset Backed Notes

Class A-2A .65% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 .90% Asset Backed Notes

Class B 1.52% Asset Backed Notes

Class C 2.29% Asset Backed Notes

Class D 2.86% Asset Backed Notes

Class E 3.60% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2013-5, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and The Bank Of New York Mellon, as the Trust Collateral Agent, dated as of November 6, 2013. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	03/01/2018
Monthly Period Ending:	03/31/2018
Prev. Distribution/Close Date:	03/08/2018
Distribution Date:	04/09/2018
Days of Interest for Period:	32
Days in Collection Period:	31
Months Seasoned:	53

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	55,658	11/07/2013	11/14/2013	$1,168,845,200

Total	55,658			$1,168,845,200

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$144,750,585

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	8,071,079
{3} Collections on Receivables paid off during period				{3}	2,458,305
{4} Receivables becoming Liquidated Receivables during period				{4}	1,636,874
{5} Receivables becoming Purchased Receivables during period				{5}	0
{6} Other Receivables adjustments				{6}	(575)
{7} Less amounts allocable to Interest				{7}	(1,701,166)

{8} Total Monthly Principal Amounts					{8}	10,464,517

{9} End of period Aggregate Principal Balance					{9}	$134,286,068

{10} Pool Factor					{10}	11.4887812%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$168,000,000	$124,520,000	$225,000,000	$269,100,000	$84,740,000

{12} Beginning of period Note Balance	{12}	$0	$0	$0	$0	$0

{13} Noteholders’ Principal Distributable Amount	{13}	0	0	0	0	0
{14} Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$0	$0	$0	$0

{18} Note Pool Factors	{18}	0.0000000%	0.0000000%	0.0000000%	0.0000000%	0.0000000%

		Class C	Class D	Class E		TOTAL
		$105,200,000	$103,440,000	$27,470,000		$1,107,470,000

{19} Beginning of period Note Balance	{19}	$7,996,416	$103,440,000	$27,470,000		$138,906,416

{20} Noteholders’ Principal Distributable Amount	{20}	5,844,169	0	0		5,844,169
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		0
{22} Aggregate Principal Parity Amount	{22}	2,152,247	2,468,101	0		4,620,348
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$0	$100,971,899	$27,470,000		$128,441,899

{25} Note Pool Factors	{25}	0.0000000%	97.6139782%	100.0000000%		11.5977768%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance							{26}		$134,286,068
{27} 14.25 % of Ending Aggregate Principal Balance							{27}	19,135,765
{28} Less Specified Reserve Balance							{28}	(23,376,675)
{29} Sum of {27} and {28}							{29}	0
{30} Required Pro Forma Note Balance {26} - {29}							{30}		134,286,068

{31} Beginning Note Balance							{31}	138,906,416
{32} Principal payments through Noteholders’ Principal Distributable Amount							{32}	(15,084,865)
{33} Pro-Forma Note Balance (Assuming no Step-down)							{33}		123,821,551

{34} Excess of Required Pro-forma over Pro-forma Balance							{34}		10,464,517
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($5,844,169)							{35}		4,620,348
{36} Step-Down Amount Lesser of {34} or {35}							{36}			$4,620,348

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts								{37}	$10,464,517
{38} Step-down Amount								{38}	(4,620,348)
{39} Principal Distributable Amount								{39}		$5,844,169

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{40}	Class A - 1	$0	0	0.25000%	32	Actual days/360	$0
{41}	Class A - 2A	$0	0	0.65000%	30	30/360	0
{42}	Class A - 2B	$0	0	0.38000%	32	Actual days/360	0
{43}	Class A - 3	$0	0	0.90000%	30	30/360	0
{44}	Class B	$0	0	1.52000%	30	30/360	0
{45}	Class C	$7,996,416	0	2.29000%	30	30/360	15,260
{46}	Class D	$103,440,000	0	2.86000%	30	30/360	246,532
{47}	Class E	$27,470,000	0	3.60000%	30	30/360	82,410

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{48}	10,481,233
{49} Liquidation Proceeds collected during period								{49}	707,021
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account								{50}	0
{51} Investment Earnings - Collection Account								{51}	8,560
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{52}	26,729
{53} Collection of Supplemental Servicing - Extension Fees								{53}	48,151
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{54}	118,302
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{55}	94,011

{56} Total Available Funds								{56}		11,484,007

Distributions:
{57} Base Servicing Fee								{57}	271,407
{58} Repo and Recovery Fees - reimbursed to Servicer								{58}	118,302
{59} Bank Service Charges - reimbursed to Servicer								{59}	0
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{60}	94,011
{61} Trustee and Trust Collateral Agent Fees								{61}	416
{62} Owner Trustee Fee								{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{63}	0
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu								{64}	0
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu								{65}	0
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{66}	0
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{67}	0
{68} Class B Noteholders’ Interest Distributable Amount								{68}	0
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{69}	0
{70} Class C Noteholders’ Interest Distributable Amount								{70}	15,260
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{71}	0
{72} Class D Noteholders’ Interest Distributable Amount								{72}	246,532
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{73}	0
{74} Class E Noteholders’ Interest Distributable Amount								{74}	82,410
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{75}	4,620,348
{76} Noteholders’ Principal Distributable Amount								{76}	5,844,169
{77} To the Reserve Account, the Reserve Account Deposit								{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{78}	0
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{79}	0
{80} To the Certificateholders, the aggregate amount remaining								{80}	190,944
{81} Total Distributions								{81}		$11,484,007

VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{82}	Class A	$0	$134,286,068	$0	$10,999,663	$0
{83}	Class B	0	134,286,068	0	10,999,663	0
{84}	Class C	7,996,416	134,286,068	0	10,984,403	0
{85}	Class D	111,436,416	134,286,068	0	10,737,871	0
{86}	Class E	138,906,416	134,286,068	4,620,348	10,655,461	4,620,348
{87}	Total

VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{88} Excess Available Funds							{88}	$190,944
{89} Pro-Forma Note Balance							{89}	128,441,899
{90} Required Pro Forma Note Balance							{90}	134,286,068
{91} Excess of Pro-Forma Balance over Required Pro-Forma Balance							{91}	0
{92} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance							{92}		$0

IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
{93} Specified Reserve Balance									$23,376,675

{94} Beginning of period Reserve Account balance							{94}		$23,376,675

{95} The Reserve Account Deposit, from Collection Account							{95}	0
{96} Investment Earnings							{96}	26,729
{97} Investment Earnings - transferred to Collection Account Available Funds							{97}	(26,729)
{98} Reserve Account Withdrawal Amount							{98}	0

{99} End of period Reserve Account balance							{99}		$23,376,675

X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{100} Aggregate Principal Balance							{100}	$134,286,068
{101} End of Period Note Balance							{101}	128,441,899
{102} Overcollateralization							{102}	5,844,169
{103} Overcollateralization %							{103}		4.35%

XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
{104} Original Number of Receivables							{104}	55,658
{105} Beginning of period number of Receivables							{105}	0	16,507
{106} Number of Receivables becoming Liquidated Receivables during period							{106}	11,736	185
{107} Number of Receivables becoming Purchased Receivables during period							{107}	7	0
{108} Number of Receivables paid off during period							{108}	28,023	430
{109} End of period number of Receivables							{109}	15,892	15,892

XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
{110} Weighted Average APR of the Receivables						{110}	13.66%	13.70%	13.70%
{111} Weighted Average Remaining Term of the Receivables						{111}	69.00	22.04	21.18
{112} Weighted Average Original Term of Receivables						{112}	71.00	71.00	71.00
{113} Average Receivable Balance						{113}	$21,000	$8,769	$8,450
{114} Net Losses in Period						{114}	$0	$748,519	$929,853
{115} Aggregate Realized Losses						{115}	$0	$94,234,560	$95,164,413
{116} Aggregate Realized Loss Percentage						{116}		8.062%	8.141%
{117} ABS Prepay Speed						{117}		1.0440	1.1952

XIII. DELINQUENCY:

							Units	Dollars	Percentage
Receivables with Scheduled Payment delinquent
{118} 31-60 days						{118}	2,108	$22,613,802	15.62%
{119} 61-90 days						{119}	455	4,660,877	3.22%
{120} 91-120 days						{120}	130	1,207,708	0.83%
{121} Total						{121}	2,693	$28,482,387	19.67%

XIV. EXTENSIONS

{122} Principal Balance of Receivables extended during current period						{122}		$3,936,182
{123} Beginning of Period Aggregate Principal Balance						{123}		144,750,585
{124} Extension Rate {122} divided by {123}						{124}			2.72%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	April 4, 2018

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